Restructuring - Summary of Details of Movement in Restructuring Charges (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Restructuring Reserve [Roll Forward]
Opening provision	$ 6,999	$ 6,022
Charge during the period*	33,230	36,704
Utilization	(25,246)	(35,727)
Closing provision	$ 14,983	$ 6,999